JPMorgan Diversified Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 55.3%
Aerospace & Defense — 1.1%
Airbus SE (France)	7	980
General Dynamics Corp.	1	179
Howmet Aerospace, Inc.	3	339
Loar Holdings, Inc. *	1	47
Northrop Grumman Corp.	1	747
Rolls-Royce Holdings plc (United Kingdom) *	25	174
RTX Corp.	1	187
Safran SA (France)	11	2,699
Thales SA (France)	1	102
Woodward, Inc.	1	114
		5,568
Air Freight & Logistics — 0.1%
FedEx Corp.	1	212
United Parcel Service, Inc., Class B	1	159
		371
Automobile Components — 0.2%
Cie Generale des Etablissements Michelin SCA (France)	24	973
LCI Industries	—	32
		1,005
Automobiles — 0.5%
Kia Corp. (South Korea)	8	618
Tesla, Inc. *	7	1,743
		2,361
Banks — 3.1%
AIB Group plc (Ireland)	23	130
Banco Bilbao Vizcaya Argentaria SA (Spain)	13	146
Banco Santander SA (Spain)	45	229
Bank Central Asia Tbk. PT (Indonesia)	1,116	761
Bank of America Corp.	47	1,865
Bank of Ireland Group plc (Ireland)	12	134
BankUnited, Inc.	4	147
Barclays plc (United Kingdom)	86	257
Commerce Bancshares, Inc.	2	126
Cullen/Frost Bankers, Inc.	1	154
DBS Group Holdings Ltd. (Singapore)	57	1,687
Fifth Third Bancorp	2	85
First Citizens BancShares, Inc., Class A	—	203
First Financial Bancorp	6	151
First Hawaiian, Inc.	7	159
First Interstate BancSystem, Inc., Class A	5	158
HDFC Bank Ltd., ADR (India)	10	614
KBC Group NV (Belgium)	11	851
Lloyds Banking Group plc (United Kingdom)	1,834	1,442
M&T Bank Corp.	2	451
Mitsubishi UFJ Financial Group, Inc. (Japan)	72	739

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
PNC Financial Services Group, Inc. (The)	1	230
Regions Financial Corp.	8	187
Sberbank of Russia PJSC (Russia) ‡	18	1
ServisFirst Bancshares, Inc.	1	123
Unicaja Banco SA (Spain) (a)	13	17
UniCredit SpA (Italy)	26	1,144
US Bancorp	9	399
Wells Fargo & Co.	42	2,350
Wintrust Financial Corp.	2	178
		15,118
Beverages — 1.2%
Coca-Cola Co. (The)	15	1,079
Coca-Cola HBC AG (Italy)	7	252
Constellation Brands, Inc., Class A	1	199
Diageo plc (United Kingdom)	37	1,273
Heineken NV (Netherlands)	21	1,878
Keurig Dr Pepper, Inc.	5	204
Pernod Ricard SA (France)	5	791
Primo Water Corp.	7	164
Royal Unibrew A/S (Denmark) *	2	191
		6,031
Biotechnology — 1.1%
AbbVie, Inc.	12	2,484
Alnylam Pharmaceuticals, Inc. *	1	161
Biogen, Inc. *	1	142
Exact Sciences Corp. *	1	93
Natera, Inc. *	2	251
Regeneron Pharmaceuticals, Inc. *	2	1,940
Vertex Pharmaceuticals, Inc. *	1	452
		5,523
Broadline Retail — 2.1%
Amazon.com, Inc. *	51	9,475
Moran Foods Backstop Equity ‡ *	359	4
MYT Holding LLC ‡ *	37	9
Next plc (United Kingdom)	1	161
Prosus NV (China)	6	242
Savers Value Village, Inc. *	6	68
		9,959
Building Products — 0.5%
AAON, Inc.	1	83
AZEK Co., Inc. (The) *	4	167
Carlisle Cos., Inc.	—	191
Carrier Global Corp.	4	341
Fortune Brands Innovations, Inc.	2	145
Hayward Holdings, Inc. *	13	208

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — continued
Janus International Group, Inc. *	14	138
ROCKWOOL A/S, Class B (Denmark)	—	102
Simpson Manufacturing Co., Inc.	1	192
Trane Technologies plc	2	872
		2,439
Capital Markets — 2.1%
3i Group plc (United Kingdom)	33	1,479
Ameriprise Financial, Inc.	1	497
Blackstone, Inc.	2	351
Charles Schwab Corp. (The)	12	769
CME Group, Inc.	2	498
Deutsche Boerse AG (Germany)	3	725
DWS Group GmbH & Co. KGaA (Germany) (a)	2	88
Euronext NV (Netherlands) (a)	1	106
Evercore, Inc., Class A	1	198
Goldman Sachs Group, Inc. (The)	1	224
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	22	878
Interactive Brokers Group, Inc., Class A	2	268
Intermediate Capital Group plc (United Kingdom)	6	180
Japan Exchange Group, Inc. (Japan)	24	316
KKR & Co., Inc.	2	284
London Stock Exchange Group plc (United Kingdom)	5	658
LPL Financial Holdings, Inc.	—	53
MarketAxess Holdings, Inc.	1	145
Moelis & Co., Class A	1	98
Moody's Corp.	1	321
Morgan Stanley	4	415
Morningstar, Inc.	—	99
Northern Trust Corp.	2	205
State Street Corp.	3	222
StepStone Group, Inc., Class A	3	171
UBS Group AG (Registered) (Switzerland)	35	1,093
		10,341
Chemicals — 1.2%
Air Liquide SA (France)	7	1,356
Axalta Coating Systems Ltd. *	8	296
Balchem Corp.	—	117
Dow, Inc.	7	374
Element Solutions, Inc.	3	75
Linde plc	2	1,003
Perimeter Solutions SA *	9	117
Quaker Chemical Corp.	1	182
Shin-Etsu Chemical Co. Ltd. (Japan)	58	2,416
		5,936
Commercial Services & Supplies — 0.3%
Bilfinger SE (Germany)	2	94

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
Casella Waste Systems, Inc., Class A *	2	192
Copart, Inc. *	5	256
Driven Brands Holdings, Inc. *	8	119
MSA Safety, Inc.	1	212
RB Global, Inc. (Canada)	1	74
SPIE SA (France)	4	143
UniFirst Corp.	—	131
		1,221
Communications Equipment — 0.1%
Arista Networks, Inc. *	1	206
Cisco Systems, Inc.	1	81
		287
Construction & Engineering — 0.7%
Fugro NV (Netherlands)	6	143
Quanta Services, Inc.	1	390
Sweco AB, Class B (Sweden)	4	69
Vinci SA (France)	20	2,271
WillScot Holdings Corp. *	11	420
		3,293
Construction Materials — 0.3%
Buzzi SpA (Italy)	3	107
Eagle Materials, Inc.	1	324
Martin Marietta Materials, Inc.	—	147
Vulcan Materials Co.	3	653
		1,231
Consumer Finance — 0.3%
American Express Co.	3	951
Capital One Financial Corp.	3	402
		1,353
Consumer Staples Distribution & Retail — 0.5%
Alimentation Couche-Tard, Inc. (Canada)	15	801
BJ's Wholesale Club Holdings, Inc. *	2	141
Casey's General Stores, Inc.	—	153
Marks & Spencer Group plc (United Kingdom)	42	207
Performance Food Group Co. *	3	254
Tesco plc (United Kingdom)	31	150
Wal-Mart de Mexico SAB de CV (Mexico)	288	870
		2,576
Containers & Packaging — 0.2%
AptarGroup, Inc.	1	150
Graphic Packaging Holding Co.	5	149
International Paper Co.	2	82
Packaging Corp. of America	1	128

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
Silgan Holdings, Inc.	1	72
Smurfit WestRock plc	3	148
		729
Distributors — 0.0% ^
Pool Corp.	—	133
Diversified Consumer Services — 0.0% ^
Bright Horizons Family Solutions, Inc. *	1	180
Diversified REITs — 0.0% ^
British Land Co. plc (The) (United Kingdom)	33	194
Diversified Telecommunication Services — 0.3%
Deutsche Telekom AG (Registered) (Germany)	30	870
Koninklijke KPN NV (Netherlands)	146	598
Verizon Communications, Inc.	3	113
		1,581
Electric Utilities — 1.4%
Edison International	1	103
Entergy Corp.	—	68
NextEra Energy, Inc.	17	1,411
PG&E Corp.	38	750
Portland General Electric Co.	4	190
Southern Co. (The)	35	3,142
SSE plc (United Kingdom)	50	1,262
Xcel Energy, Inc.	2	100
		7,026
Electrical Equipment — 0.7%
Accelleron Industries AG (Switzerland)	3	168
AMETEK, Inc.	1	251
Eaton Corp. plc	3	846
Hubbell, Inc.	—	196
Legrand SA (France)	11	1,272
Prysmian SpA (Italy)	3	227
Schneider Electric SE	1	206
Shoals Technologies Group, Inc., Class A *	11	60
Vertiv Holdings Co., Class A	2	189
		3,415
Electronic Equipment, Instruments & Components — 0.3%
Badger Meter, Inc.	1	145
CDW Corp.	—	51
Cognex Corp.	3	104
Fabrinet (Thailand) *	—	104
Keyence Corp. (Japan)	1	527
nLight, Inc. *	1	8

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Novanta, Inc. *	1	217
TD SYNNEX Corp.	2	219
		1,375
Energy Equipment & Services — 0.5%
Aker Solutions ASA (Norway)	30	117
Baker Hughes Co.	49	1,760
Cactus, Inc., Class A	2	147
Saipem SpA (Italy) *	34	74
TechnipFMC plc (United Kingdom)	12	310
		2,408
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA (Germany)	2	183
Netflix, Inc. *	1	391
Take-Two Interactive Software, Inc. *	1	196
		770
Financial Services — 1.9%
Adyen NV (Netherlands) * (a)	—	139
Berkshire Hathaway, Inc., Class B *	1	543
Block, Inc. *	3	177
Corpay, Inc. *	1	301
Fidelity National Information Services, Inc.	14	1,171
Fiserv, Inc. *	7	1,244
Mastercard, Inc., Class A	10	5,079
MGIC Investment Corp.	6	156
WEX, Inc. *	1	209
		9,019
Food Products — 1.0%
AAK AB (Sweden)	5	178
Cranswick plc (United Kingdom)	2	127
Freshpet, Inc. *	1	138
Glanbia plc (Ireland)	3	58
Mondelez International, Inc., Class A	14	1,016
Nestle SA (Registered)	32	3,189
Post Holdings, Inc. *	2	168
Utz Brands, Inc.	8	140
		5,014
Ground Transportation — 0.8%
Canadian Pacific Kansas City Ltd. (Canada)	7	624
CSX Corp.	21	710
Knight-Swift Transportation Holdings, Inc.	2	87
Landstar System, Inc.	1	161
Saia, Inc. *	—	183

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — continued
Uber Technologies, Inc. *	27	2,044
Union Pacific Corp.	1	166
		3,975
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	8	851
Cooper Cos., Inc. (The) *	2	223
Envista Holdings Corp. *	7	147
Hoya Corp. (Japan)	4	526
ICU Medical, Inc. *	1	187
Intuitive Surgical, Inc. *	1	501
Medtronic plc	5	448
Neogen Corp. *	5	91
QuidelOrtho Corp. *	2	102
Stryker Corp.	2	556
Terumo Corp. (Japan)	38	727
Zimmer Biomet Holdings, Inc.	1	93
		4,452
Health Care Providers & Services — 1.4%
Cencora, Inc.	1	229
Chemed Corp.	—	178
Cigna Group (The)	—	125
Concentra Group Holdings Parent, Inc. *	3	78
CVS Health Corp.	2	136
Encompass Health Corp.	3	243
HCA Healthcare, Inc.	1	248
HealthEquity, Inc. *	2	150
Henry Schein, Inc. *	3	216
Humana, Inc.	—	123
Labcorp Holdings, Inc.	1	158
McKesson Corp.	—	194
NMC Health plc (United Arab Emirates) ‡ *	1	— (b)
UnitedHealth Group, Inc.	8	4,769
		6,847
Health Care REITs — 0.2%
Welltower, Inc.	7	901
Health Care Technology — 0.0% ^
Certara, Inc. *	7	80
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	5	71
Host Hotels & Resorts, Inc.	3	52
Ryman Hospitality Properties, Inc.	2	191
		314
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	—	438

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Chipotle Mexican Grill, Inc. *	5	317
Domino's Pizza, Inc.	—	156
DoorDash, Inc., Class A *	2	273
Expedia Group, Inc. *	1	106
Hilton Worldwide Holdings, Inc.	1	132
InterContinental Hotels Group plc (United Kingdom)	7	730
Marriott International, Inc., Class A	1	310
McDonald's Corp.	8	2,349
Monarch Casino & Resort, Inc.	2	121
Planet Fitness, Inc., Class A *	2	163
Sodexo SA (France)	2	165
Starbucks Corp.	1	148
Texas Roadhouse, Inc.	—	57
Vail Resorts, Inc.	1	132
Wendy's Co. (The)	8	145
Yum China Holdings, Inc. (China)	17	748
Yum! Brands, Inc.	15	2,047
		8,537
Household Durables — 0.4%
Barratt Developments plc (United Kingdom)	24	155
Garmin Ltd.	1	218
Mohawk Industries, Inc. *	1	197
Sony Group Corp. (Japan)	62	1,195
Taylor Wimpey plc (United Kingdom)	81	177
		1,942
Household Products — 0.0% ^
Procter & Gamble Co. (The)	1	222
Industrial Conglomerates — 0.5%
3M Co.	1	150
Hitachi Ltd. (Japan)	35	912
Honeywell International, Inc.	6	1,249
		2,311
Industrial REITs — 0.3%
EastGroup Properties, Inc.	1	225
Prologis, Inc.	9	1,130
		1,355
Insurance — 1.8%
AIA Group Ltd. (Hong Kong)	104	914
Allianz SE (Registered) (Germany)	1	247
Aon plc, Class A	3	1,190
Arch Capital Group Ltd. *	1	84
ASR Nederland NV (Netherlands)	2	106
Baldwin Insurance Group, Inc. (The), Class A *	2	114
Beazley plc (United Kingdom)	12	119
Chubb Ltd.	—	147

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Intact Financial Corp. (Canada)	5	909
Kinsale Capital Group, Inc.	—	130
Loews Corp.	4	320
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	3	1,841
Progressive Corp. (The)	2	420
RLI Corp.	1	149
Tokio Marine Holdings, Inc. (Japan)	40	1,471
Travelers Cos., Inc. (The)	3	617
WR Berkley Corp.	2	98
		8,876
Interactive Media & Services — 2.7%
Alphabet, Inc., Class A	6	970
Alphabet, Inc., Class C	8	1,307
Auto Trader Group plc (United Kingdom) (a)	11	128
IAC, Inc. *	2	150
Meta Platforms, Inc., Class A	14	7,909
Tencent Holdings Ltd. (China)	46	2,569
		13,033
IT Services — 0.1%
Indra Sistemas SA (Spain)	5	95
International Business Machines Corp.	1	95
MongoDB, Inc. *	—	107
Snowflake, Inc., Class A *	1	84
		381
Leisure Products — 0.1%
Acushnet Holdings Corp.	2	123
Brunswick Corp.	2	172
		295
Life Sciences Tools & Services — 0.1%
Azenta, Inc. *	1	68
IQVIA Holdings, Inc. *	1	113
Mettler-Toledo International, Inc. *	—	126
Thermo Fisher Scientific, Inc.	—	277
		584
Machinery — 1.3%
Atlas Copco AB, Class A (Sweden)	43	825
Deere & Co.	1	521
Douglas Dynamics, Inc.	1	38
Dover Corp.	1	195
Hillman Solutions Corp. *	15	163
Ingersoll Rand, Inc.	3	253
ITT, Inc.	2	280
Konecranes OYJ (Finland)	2	128
Lincoln Electric Holdings, Inc.	1	116
Middleby Corp. (The) *	—	31

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Otis Worldwide Corp.	24	2,488
RBC Bearings, Inc. *	1	205
Timken Co. (The)	1	85
Toro Co. (The)	1	130
Volvo AB, Class B (Sweden)	37	981
		6,439
Media — 0.1%
Nexstar Media Group, Inc.	—	85
Publicis Groupe SA (France)	2	169
Sirius XM Holdings, Inc.	3	69
Trade Desk, Inc. (The), Class A *	3	312
		635
Metals & Mining — 0.3%
BHP Group Ltd. (Australia)	35	1,090
GMK Norilskiy Nickel PAO (Russia) ‡	25	1
GMK Norilskiy Nickel PAO, ADR (Russia) ‡ *	—	—
Magnitogorsk Iron & Steel Works PJSC (Russia) ‡	19	—
Rio Tinto plc (Australia)	2	170
Severstal PAO, GDR (Russia) ‡ * (a)	2	1
		1,262
Multi-Utilities — 0.6%
CMS Energy Corp.	3	224
Dominion Energy, Inc.	13	736
E.ON SE (Germany)	73	1,081
Engie SA (France)	11	200
NiSource, Inc.	16	543
Public Service Enterprise Group, Inc.	1	112
		2,896
Oil, Gas & Consumable Fuels — 1.8%
BP plc	140	733
Chevron Corp.	2	342
ConocoPhillips	3	309
Coterra Energy, Inc.	3	73
DT Midstream, Inc.	2	156
EOG Resources, Inc.	4	449
EQT Corp.	1	57
Exxon Mobil Corp.	27	3,129
Gazprom PJSC (Russia) ‡ *	28	1
Gaztransport Et Technigaz SA (France)	1	134
Kinder Morgan, Inc.	9	196
Novatek PJSC (Russia) ‡	1	—
Phillips 66	1	169
Rosneft Oil Co. PJSC (Russia) ‡	5	—
Shell plc	80	2,582

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
SM Energy Co.	5	184
Williams Cos., Inc. (The)	5	221
		8,735
Personal Care Products — 0.0% ^
elf Beauty, Inc. *	1	134
Kenvue, Inc.	4	79
		213
Pharmaceuticals — 1.9%
AstraZeneca plc (United Kingdom)	3	421
Bristol-Myers Squibb Co.	7	343
Eli Lilly & Co.	1	1,227
GSK plc	14	275
Intra-Cellular Therapies, Inc. *	2	122
Johnson & Johnson	16	2,662
Merck & Co., Inc.	1	169
Novartis AG (Registered) (Switzerland)	2	272
Novo Nordisk A/S, Class B (Denmark)	25	3,000
Sanofi SA	5	546
		9,037
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	1	230
First Advantage Corp. *	9	170
Paylocity Holding Corp. *	1	221
RELX plc (United Kingdom)	27	1,264
RELX plc (United Kingdom)	28	1,309
Verra Mobility Corp. *	6	169
		3,363
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	1	97
Cushman & Wakefield plc *	18	246
Mitsui Fudosan Co. Ltd. (Japan)	71	670
		1,013
Residential REITs — 0.1%
American Homes 4 Rent, Class A	4	137
Mid-America Apartment Communities, Inc.	1	198
		335
Retail REITs — 0.1%
Federal Realty Investment Trust	1	132
Kimco Realty Corp.	4	94
NNN REIT, Inc.	4	165
Regency Centers Corp.	2	172
		563
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. *	8	1,336

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Allegro MicroSystems, Inc. (Japan) *	5	128
Analog Devices, Inc.	2	425
ASML Holding NV (Netherlands)	3	2,521
Broadcom, Inc.	5	944
Entegris, Inc.	2	210
Lam Research Corp.	—	242
MACOM Technology Solutions Holdings, Inc. *	2	199
Marvell Technology, Inc.	3	240
Microchip Technology, Inc.	10	827
Micron Technology, Inc.	12	1,210
NVIDIA Corp.	99	12,053
NXP Semiconductors NV (China)	4	856
ON Semiconductor Corp. *	2	130
Power Integrations, Inc.	3	175
SK Hynix, Inc. (South Korea)	7	943
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	70	2,111
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	16	2,770
Teradyne, Inc.	2	218
Texas Instruments, Inc.	1	223
		27,761
Software — 4.0%
Clearwater Analytics Holdings, Inc., Class A *	5	133
Crowdstrike Holdings, Inc., Class A *	—	121
Dassault Systemes SE (France)	17	683
Guidewire Software, Inc. *	1	117
HubSpot, Inc. *	—	204
Intuit, Inc.	2	918
Microsoft Corp.	32	13,873
nCino, Inc. *	4	112
Oracle Corp.	7	1,121
Palo Alto Networks, Inc. *	1	406
Qualys, Inc. *	1	103
Salesforce, Inc.	4	1,123
SAP SE (Germany)	2	375
SPS Commerce, Inc. *	—	48
Synopsys, Inc. *	—	216
Workiva, Inc. *	1	87
		19,640
Specialized REITs — 0.4%
CubeSmart	3	154
Digital Realty Trust, Inc.	7	1,074
Lamar Advertising Co., Class A	1	158
Public Storage	1	169
Rayonier, Inc.	2	77

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
SBA Communications Corp.	—	63
Weyerhaeuser Co.	5	179
		1,874
Specialty Retail — 1.6%
AutoZone, Inc. *	1	1,906
Bath & Body Works, Inc.	6	177
Best Buy Co., Inc.	1	104
Dick's Sporting Goods, Inc.	—	83
Five Below, Inc. *	1	82
Home Depot, Inc. (The)	1	287
Industria de Diseno Textil SA (Spain)	26	1,516
Lowe's Cos., Inc.	4	1,130
Murphy USA, Inc.	—	96
Ross Stores, Inc.	13	1,927
TJX Cos., Inc. (The)	5	650
Ulta Beauty, Inc. *	—	50
		8,008
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	35	8,194
Hewlett Packard Enterprise Co.	3	66
Samsung Electronics Co. Ltd. (South Korea)	31	1,447
Seagate Technology Holdings plc	3	248
Western Digital Corp. *	11	760
		10,715
Textiles, Apparel & Luxury Goods — 1.0%
Carter's, Inc.	1	113
Columbia Sportswear Co.	1	66
LVMH Moet Hennessy Louis Vuitton SE (France)	6	4,509
		4,688
Tobacco — 0.0% ^
Philip Morris International, Inc.	2	189
Trading Companies & Distributors — 0.2%
Air Lease Corp.	2	88
Applied Industrial Technologies, Inc.	1	178
Core & Main, Inc., Class A *	4	195
ITOCHU Corp. (Japan)	9	490
		951
Wireless Telecommunication Services — 0.0% ^
T-Mobile US, Inc.	—	97
Total Common Stocks (Cost $171,404)		268,976
Exchange-Traded Funds — 11.1%
Fixed Income — 10.0%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (c)	1,025	48,517

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — continued
International Equity — 1.1%
JPMorgan BetaBuilders Japan ETF (c)	91	5,401
Total Exchange-Traded Funds (Cost $52,094)		53,918
Investment Companies — 10.0%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (c)	1,398	14,731
JPMorgan Income Fund Class R6 Shares (c)	2,796	24,017
Total Fixed Income		38,748
U.S. Equity — 2.0%
JPMorgan Large Cap Value Fund Class R6 Shares (c)	453	9,856
Total Investment Companies (Cost $45,529)		48,604
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 7.2%
U.S. Treasury Bonds
1.13%, 8/15/2040	2,800	1,834
2.75%, 11/15/2042	1,800	1,476
3.13%, 2/15/2043	2,070	1,791
3.63%, 8/15/2043	1,300	1,204
1.25%, 5/15/2050	2,550	1,365
2.38%, 5/15/2051	2,500	1,764
4.25%, 2/15/2054	1,400	1,427
U.S. Treasury Notes
4.13%, 1/31/2025 (d)	6,932	6,920
3.13%, 8/31/2027	500	494
4.13%, 10/31/2027	1,000	1,016
2.88%, 5/15/2028	500	488
1.50%, 11/30/2028	2,000	1,840
2.38%, 3/31/2029	2,000	1,900
4.63%, 4/30/2029	1,700	1,775
3.88%, 9/30/2029	4,800	4,861
3.88%, 11/30/2029	1,000	1,013
3.75%, 5/31/2030	1,000	1,006
2.75%, 8/15/2032	400	374
4.13%, 11/15/2032	1,000	1,028
4.50%, 11/15/2033	500	528
4.00%, 2/15/2034	800	814
Total U.S. Treasury Obligations (Cost $34,817)		34,918
Corporate Bonds — 5.8%
Aerospace & Defense — 0.1%
Boeing Co. (The)
5.15%, 5/1/2030	150	150
6.39%, 5/1/2031 (e)	48	51

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
6.53%, 5/1/2034 (e)	14	15
RTX Corp. 4.13%, 11/16/2028	120	120
		336
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	223	190
Automobiles — 0.1%
General Motors Co.
6.13%, 10/1/2025	110	111
5.20%, 4/1/2045	100	91
Hyundai Capital America 5.30%, 6/24/2029 (e)	90	93
		295
Banks — 1.3%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (e) (f)	200	184
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (e) (g)	200	199
Banco Santander SA (Spain) 2.75%, 12/3/2030	400	353
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (f)	510	487
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	270	284
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (f)	150	130
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (e) (f)	200	207
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (f)	66	67
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (f)	300	263
BNP Paribas SA (France) (SOFR + 1.56%), 3.13%, 1/20/2033 (e) (f)	300	268
BPCE SA (France) (SOFR + 1.31%), 2.28%, 1/20/2032 (e) (f)	250	213
Citigroup, Inc. (SOFR + 3.91%), 4.41%, 3/31/2031 (f)	600	596
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (f)	250	237
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (e) (f)	200	187
Fifth Third Bancorp (SOFRINDX + 2.13%), 4.77%, 7/28/2030 (f)	240	242
KeyCorp (SOFRINDX + 1.25%), 6.12%, 5/23/2025 (f)	121	121
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	200	198
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (f)	200	191
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (f)	126	128
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (e) (f)	300	325
Standard Chartered plc (United Kingdom) (3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (e) (f)	300	297
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.04%, 7/16/2029	300	283
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (f)	63	65
(SOFR + 2.45%), 7.16%, 10/30/2029 (f)	40	44
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (e) (f)	217	192
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (f)	132	137
(SOFR + 1.86%), 5.68%, 1/23/2035 (f)	32	34

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (f)	120	118
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	57	59
(SOFR + 2.10%), 4.90%, 7/25/2033 (f)	140	141
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	167	175
		6,425
Beverages — 0.1%
Constellation Brands, Inc. 2.88%, 5/1/2030	170	157
Molson Coors Beverage Co. 4.20%, 7/15/2046	98	84
		241
Biotechnology — 0.0% ^
Amgen, Inc. 4.88%, 3/1/2053	171	161
Capital Markets — 0.5%
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	170	173
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (f)	200	191
(SOFR + 1.72%), 3.04%, 5/28/2032 (f)	150	133
Goldman Sachs Group, Inc. (The)
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (f)	500	492
(SOFR + 1.51%), 3.21%, 4/22/2042 (f)	140	112
Macquarie Group Ltd. (Australia) (SOFR + 1.44%), 2.69%, 6/23/2032 (e) (f)	240	209
Morgan Stanley
4.00%, 7/23/2025	330	329
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	200	161
Nasdaq, Inc.
5.55%, 2/15/2034	30	32
5.95%, 8/15/2053	100	109
State Street Corp. (SOFR + 1.72%), 5.82%, 11/4/2028 (f)	32	33
UBS Group AG (Switzerland) (SOFR + 2.04%), 2.19%, 6/5/2026 (e) (f)	650	638
		2,612
Chemicals — 0.0% ^
Albemarle Corp. 5.05%, 6/1/2032	100	100
EIDP, Inc. 4.50%, 5/15/2026	64	64
RPM International, Inc. 2.95%, 1/15/2032	14	13
		177
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.90%, 10/1/2030	50	46
2.35%, 1/15/2032	53	46
		92
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland) 2.45%, 10/29/2026	300	288
American Express Co. (SOFR + 0.93%), 5.04%, 7/26/2028 (f)	32	33

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (e)	750	721
4.25%, 4/15/2026 (e)	400	396
Capital One Financial Corp. 3.80%, 1/31/2028	170	166
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (e)	24	24
		1,628
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The) 5.50%, 9/15/2054	20	20
Containers & Packaging — 0.1%
Sonoco Products Co. 5.00%, 9/1/2034	117	115
WRKCo, Inc. 3.90%, 6/1/2028	170	167
		282
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.85%, 1/15/2032	100	86
WP Carey, Inc. 2.25%, 4/1/2033	260	215
		301
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
1.65%, 2/1/2028	130	120
3.65%, 9/15/2059	180	131
Sprint Capital Corp. 6.88%, 11/15/2028	16	17
Verizon Communications, Inc.
3.15%, 3/22/2030	170	160
5.50%, 2/23/2054	28	29
		457
Electric Utilities — 0.6%
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	150	134
Duke Energy Corp. 3.75%, 9/1/2046	260	207
Duke Energy Indiana LLC 5.40%, 4/1/2053	10	10
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (e)	246	213
Entergy Louisiana LLC 2.35%, 6/15/2032	260	224
Eversource Energy 2.90%, 3/1/2027	120	116
Fells Point Funding Trust 3.05%, 1/31/2027 (e)	190	184
Interstate Power and Light Co. 4.95%, 9/30/2034	28	28
ITC Holdings Corp. 4.95%, 9/22/2027 (e)	42	43
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (e)	174	152
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	100	104
NRG Energy, Inc. 2.45%, 12/2/2027 (e)	170	159
Pacific Gas and Electric Co.
2.95%, 3/1/2026	150	146
6.10%, 1/15/2029	34	36
4.95%, 7/1/2050	170	155
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	154	163
Southern California Edison Co. Series C, 4.13%, 3/1/2048	260	220
Southern Co. (The) Series A, 3.70%, 4/30/2030	220	213

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Virginia Electric and Power Co. 4.45%, 2/15/2044	50	45
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	165	170
Vistra Operations Co. LLC 6.00%, 4/15/2034 (e)	100	107
Xcel Energy, Inc. 3.40%, 6/1/2030	170	161
		2,990
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	36	36
4.00%, 4/14/2032	200	191
		227
Financial Services — 0.1%
Corebridge Financial, Inc. 4.40%, 4/5/2052	123	105
Fiserv, Inc. 5.35%, 3/15/2031	180	188
Global Payments, Inc. 2.90%, 5/15/2030	170	155
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (e) (f)	241	233
		681
Food Products — 0.1%
Bunge Ltd. Finance Corp. 3.75%, 9/25/2027	170	168
Conagra Brands, Inc. 5.40%, 11/1/2048	180	178
J M Smucker Co. (The) 6.50%, 11/15/2053	21	25
		371
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	162	175
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	150	141
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (e)	61	62
4.40%, 7/1/2027 (e)	150	150
Triton Container International Ltd. (Bermuda) 3.25%, 3/15/2032	223	193
Uber Technologies, Inc. 4.80%, 9/15/2034	25	25
		746
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 2.65%, 6/1/2030	170	156
Health Care Providers & Services — 0.1%
CVS Health Corp. 2.70%, 8/21/2040	310	220
Humana, Inc. 3.95%, 3/15/2027	50	49
Quest Diagnostics, Inc. 2.95%, 6/30/2030	170	158
		427
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc. 5.15%, 4/15/2053	156	149
DOC DR LLC 2.63%, 11/1/2031	44	39
Healthcare Realty Holdings LP 2.00%, 3/15/2031	170	142
Healthpeak OP LLC 2.13%, 12/1/2028	23	21
Sabra Health Care LP 3.20%, 12/1/2031	148	130

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Ventas Realty LP 3.25%, 10/15/2026	120	117
Welltower OP LLC 2.75%, 1/15/2032	170	151
		749
Hotels, Restaurants & Leisure — 0.0% ^
Expedia Group, Inc. 3.25%, 2/15/2030	140	132
Industrial REITs — 0.0% ^
Prologis LP 4.75%, 6/15/2033	150	152
Insurance — 0.2%
Aon North America, Inc. 5.75%, 3/1/2054	125	132
Athene Global Funding 2.72%, 1/7/2029 (e)	150	139
CNO Global Funding 2.65%, 1/6/2029 (e)	260	238
F&G Global Funding 2.30%, 4/11/2027 (e)	150	140
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (f)	170	168
		817
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.40%, 8/15/2054	40	42
Media — 0.2%
Charter Communications Operating LLC
3.75%, 2/15/2028	81	78
4.80%, 3/1/2050	240	184
Comcast Corp.
2.65%, 2/1/2030	170	157
3.45%, 2/1/2050	200	151
Cox Communications, Inc. 1.80%, 10/1/2030 (e)	270	228
Discovery Communications LLC 3.63%, 5/15/2030	100	90
		888
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.63%, 9/23/2031 (e)	220	193
Steel Dynamics, Inc. 3.25%, 1/15/2031	170	157
		350
Multi-Utilities — 0.1%
Ameren Corp. 5.00%, 1/15/2029	100	102
CenterPoint Energy, Inc. 1.45%, 6/1/2026	198	189
NiSource, Inc.
5.25%, 3/30/2028	26	27
4.38%, 5/15/2047	200	176
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	43	32
Puget Energy, Inc. 2.38%, 6/15/2028	115	106
		632
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	136	121
Kilroy Realty LP 2.65%, 11/15/2033	70	55
		176

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 0.5%
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (e)	34	34
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (e)	36	36
Devon Energy Corp. 5.75%, 9/15/2054	120	117
Energy Transfer LP 4.15%, 9/15/2029	160	157
Enterprise Products Operating LLC 5.55%, 2/16/2055	147	152
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (e)	77	62
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (e)	370	361
Kinder Morgan, Inc. 5.20%, 6/1/2033	181	183
MPLX LP
2.65%, 8/15/2030	80	72
5.65%, 3/1/2053	153	152
NGPL PipeCo LLC 3.25%, 7/15/2031 (e)	183	163
Occidental Petroleum Corp. 6.05%, 10/1/2054	72	73
ONEOK, Inc.
4.75%, 10/15/2031	69	69
5.70%, 11/1/2054	100	99
Phillips 66 Co. 4.90%, 10/1/2046	150	138
Plains All American Pipeline LP 3.55%, 12/15/2029	170	162
Targa Resources Partners LP 4.00%, 1/15/2032	18	17
Williams Cos., Inc. (The) 2.60%, 3/15/2031	175	155
		2,202
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	12	12
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 3.70%, 3/15/2052	182	145
Zoetis, Inc. 2.00%, 5/15/2030	170	150
		295
Residential REITs — 0.1%
Essex Portfolio LP 5.50%, 4/1/2034	165	171
Mid-America Apartments LP 4.20%, 6/15/2028	120	120
UDR, Inc. 3.20%, 1/15/2030	170	160
		451
Retail REITs — 0.1%
Brixmor Operating Partnership LP 4.13%, 5/15/2029	150	147
Realty Income Corp. 3.25%, 1/15/2031	170	159
Regency Centers LP 3.60%, 2/1/2027	170	167
		473
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc. 3.19%, 11/15/2036 (e)	190	161
KLA Corp.
4.65%, 7/15/2032	18	18
4.70%, 2/1/2034	32	33
NXP BV (China) 2.50%, 5/11/2031	140	122
		334

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — 0.0% ^
Cadence Design Systems, Inc. 4.70%, 9/10/2034	23	23
Oracle Corp. 4.90%, 2/6/2033	71	72
		95
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	162	153
2.90%, 1/15/2030	100	93
Equinix, Inc. 2.00%, 5/15/2028	133	123
Extra Space Storage LP
2.20%, 10/15/2030	150	131
2.35%, 3/15/2032	90	76
		576
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	170	143
Lowe's Cos., Inc. 3.75%, 4/1/2032	140	134
O'Reilly Automotive, Inc. 1.75%, 3/15/2031	170	144
		421
Technology Hardware, Storage & Peripherals — 0.0% ^
Dell International LLC
4.90%, 10/1/2026	17	17
5.25%, 2/1/2028	16	17
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	13	13
		47
Water Utilities — 0.0% ^
American Water Capital Corp. 5.15%, 3/1/2034	200	209
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
3.88%, 4/15/2030	290	282
5.05%, 7/15/2033	100	103
Vodafone Group plc (United Kingdom) 5.63%, 2/10/2053	170	173
		558
Total Corporate Bonds (Cost $29,465)		28,426
Mortgage-Backed Securities — 4.3%
FHLMC Gold Pools, Other Pool # WN1157, 1.80%, 11/1/2028	1,000	914
FHLMC UMBS, 30 Year
Pool # RA5276, 2.50%, 5/1/2051	589	514
Pool # QC3244, 3.00%, 6/1/2051	286	259
Pool # QC7410, 2.50%, 9/1/2051	439	383
Pool # RA5906, 2.50%, 9/1/2051	410	359
Pool # RA6702, 3.00%, 2/1/2052	484	434
Pool # RA7937, 5.00%, 9/1/2052	509	510
FNMA UMBS, 30 Year
Pool # CA6079, 2.50%, 6/1/2050	522	452

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS6514, 2.50%, 9/1/2051	465	409
Pool # CB1878, 3.00%, 10/1/2051	303	274
Pool # CB2094, 3.00%, 11/1/2051	1,201	1,085
Pool # BU1805, 2.50%, 12/1/2051	474	413
Pool # CB2637, 2.50%, 1/1/2052	347	302
Pool # CB2670, 3.00%, 1/1/2052	333	299
Pool # FS0882, 2.50%, 3/1/2052	657	577
Pool # CB3629, 4.00%, 5/1/2052	610	587
Pool # BY4714, 5.00%, 6/1/2053	1,012	1,011
FNMA, Other
Pool # BS8224, 4.10%, 5/1/2028	550	552
Pool # BL0907, 3.88%, 12/1/2028	600	593
Pool # BS8252, 4.36%, 4/1/2030	486	493
Pool # BS8846, 4.09%, 7/1/2030	500	501
Pool # BS3634, 1.77%, 11/1/2031	600	512
Pool # BS4525, 1.94%, 1/1/2032	600	516
Pool # BS4030, 1.96%, 1/1/2032	1,000	871
Pool # BS4563, 2.01%, 1/1/2032	600	522
Pool # BM7037, 1.75%, 3/1/2032 (h)	849	725
Pool # BS5117, 2.58%, 3/1/2032	399	360
Pool # BS5193, 2.62%, 4/1/2032	400	361
Pool # BS2933, 1.82%, 9/1/2033	500	411
Pool # BS4793, 2.44%, 2/1/2034	572	496
Pool # BS7097, 4.67%, 11/1/2034	1,100	1,132
Pool # BF0669, 4.00%, 6/1/2052	564	544
Pool # BM6734, 4.00%, 8/1/2059	1,732	1,671
Pool # BM7075, 3.00%, 3/1/2061	540	479
Pool # BF0546, 2.50%, 7/1/2061	672	560
Pool # BF0617, 2.50%, 3/1/2062	335	279
Pool # BF0655, 3.50%, 6/1/2062	607	555
Total Mortgage-Backed Securities (Cost $21,210)		20,915
Asset-Backed Securities — 2.4%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	116	118
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	246	232
American Credit Acceptance Receivables Trust
Series 2023-1, Class C, 5.59%, 4/12/2029 (e)	200	201
Series 2024-1, Class D, 5.86%, 5/13/2030 (e)	84	85
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class B, 0.69%, 1/19/2027	35	35
Series 2022-2, Class A3, 4.38%, 4/18/2028	59	59
Series 2024-1, Class B, 5.38%, 6/18/2029	180	184
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (e)	62	60
Amur Equipment Finance Receivables LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (e)	46	45
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class A, 5.13%, 10/20/2028 (e)	100	102
Series 2024-1A, Class A, 5.36%, 6/20/2030 (e)	100	103
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	15	15

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
BMW Vehicle Owner Trust Series 2023-A, Class A3, 5.47%, 2/25/2028	53	54
Bridgecrest Lending Auto Securitization Trust Series 2024-1, Class C, 5.65%, 4/16/2029	144	146
Business Jet Securities LLC Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (e)	124	124
CarMax Auto Owner Trust
Series 2022-2, Class A3, 3.49%, 2/16/2027	115	114
Series 2023-4, Class A3, 6.00%, 7/17/2028	77	79
Series 2024-1, Class A3, 4.92%, 10/16/2028	56	57
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	49	49
Series 2023-N1, Class A, 6.36%, 4/12/2027 (e)	44	44
Series 2022-P3, Class A3, 4.61%, 11/10/2027	39	39
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400	384
CoreVest American Finance Trust Series 2022-1, Class A, 4.74%, 6/17/2055 (e) (h)	250	251
CPS Auto Receivables Trust
Series 2023-A, Class C, 5.54%, 4/16/2029 (e)	112	113
Series 2022-C, Class B, 4.88%, 4/15/2030 (e)	201	201
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (e)	300	310
Series 2024-2A, Class A, 5.95%, 6/15/2034 (e)	200	205
Drive Auto Receivables Trust Series 2024-1, Class B, 5.31%, 1/16/2029	55	56
DT Auto Owner Trust
Series 2021-3A, Class C, 0.87%, 5/17/2027 (e)	18	18
Series 2021-4A, Class D, 1.99%, 9/15/2027 (e)	114	110
Series 2023-1A, Class C, 5.55%, 10/16/2028 (e)	307	309
Series 2023-2A, Class B, 5.41%, 2/15/2029 (e)	138	138
Exeter Automobile Receivables Trust
Series 2022-5A, Class B, 5.97%, 3/15/2027	121	121
Series 2023-5A, Class A3, 6.32%, 3/15/2027	129	130
Series 2023-2A, Class B, 5.61%, 9/15/2027	149	150
Series 2022-2A, Class D, 4.56%, 7/17/2028	175	174
Series 2022-4A, Class C, 4.92%, 12/15/2028	215	215
Series 2023-1A, Class D, 6.69%, 6/15/2029	35	36
Series 2024-3A, Class C, 5.70%, 7/16/2029	50	51
Series 2024-1A, Class C, 5.41%, 5/15/2030	102	104
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (e)	65	66
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)	184	178
Series 2022-SFR1, Class A, 4.15%, 5/19/2039 (e)	114	113
Flagship Credit Auto Trust
Series 2022-1, Class A, 1.79%, 10/15/2026 (e)	23	23
Series 2022-2, Class A3, 4.03%, 12/15/2026 (e)	221	220
Series 2023-1, Class A2, 5.38%, 12/15/2026 (e)	7	7
Series 2023-2, Class A2, 5.76%, 4/15/2027 (e)	89	90
Series 2023-1, Class C, 5.43%, 5/15/2029 (e)	350	354
Ford Credit Auto Owner Trust Series 2023-A, Class A3, 4.65%, 2/15/2028	82	82
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class C, 1.11%, 9/15/2026 (e)	28	28
Series 2023-2A, Class A2, 5.70%, 1/15/2027 (e)	30	30

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GM Financial Automobile Leasing Trust
Series 2023-1, Class A3, 5.16%, 4/20/2026	55	55
Series 2024-2, Class A3, 5.39%, 7/20/2027	75	76
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A3, 5.45%, 6/16/2028	64	65
Series 2024-1, Class A3, 4.85%, 12/18/2028	44	45
Hertz Vehicle Financing LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (e)	118	116
Hilton Grand Vacations Trust Series 2022-1D, Class A, 3.61%, 6/20/2034 (e)	60	59
Honda Auto Receivables Owner Trust Series 2023-1, Class A3, 5.04%, 4/21/2027	67	67
Hyundai Auto Receivables Trust Series 2023-B, Class A3, 5.48%, 4/17/2028	87	88
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (e)	155	156
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (e)	100	100
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	94	94
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (e)	72	68
Series 2024-1A, Class A, 5.32%, 2/20/2043 (e)	177	180
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	54	54
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (e)	344	350
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (e) (i)	64	63
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (e)	156	148
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (e)	297	288
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (e)	183	180
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (e) (i)	73	73
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3, 4.14%, 2/16/2027	36	36
Series 2022-5, Class B, 4.43%, 3/15/2027	103	102
Series 2023-2, Class A3, 5.21%, 7/15/2027	80	80
Series 2023-3, Class A3, 5.61%, 10/15/2027	55	55
Series 2023-1, Class B, 4.98%, 2/15/2028	75	75
Series 2024-1, Class A3, 5.25%, 4/17/2028	52	52
Series 2023-4, Class B, 5.77%, 12/15/2028	159	162
Series 2023-5, Class B, 6.16%, 12/17/2029	202	208
Series 2024-2, Class C, 5.84%, 6/17/2030	48	50
Series 2024-3, Class C, 5.64%, 8/15/2030	196	202
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (e)	383	388
SFS Auto Receivables Securitization Trust Series 2024-1A, Class A3, 4.95%, 5/21/2029 (e)	27	27
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (e)	53	53
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (e)	52	49
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 5.51%, 5/25/2031 (e) (h)	—	—
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (e)	63	64
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (e)	114	117
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	323	302
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (e)	35	35
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (e) (i)	93	91
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 8/20/2036 (e)	83	80
Series 2024-1A, Class B, 6.56%, 1/20/2038 (e)	233	237

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Westlake Automobile Receivables Trust
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (e)	171	171
Series 2021-3A, Class D, 2.12%, 1/15/2027 (e)	125	123
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (e)	75	75
World Omni Auto Receivables Trust
Series 2021-C, Class A3, 0.44%, 8/17/2026	19	18
Series 2022-B, Class A3, 3.25%, 7/15/2027	251	250
Series 2023-A, Class A3, 4.83%, 5/15/2028	97	97
Series 2023-D, Class A3, 5.79%, 2/15/2029	75	77
Total Asset-Backed Securities (Cost $11,789)		11,813
Commercial Mortgage-Backed Securities — 0.8%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	879	854
Series KJ44, Class A2, 4.61%, 2/25/2033	500	504
Series K-1515, Class A2, 1.94%, 2/25/2035	800	644
Series K145, Class AM, 2.58%, 6/25/2055	880	789
FNMA ACES Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (h)	500	427
FREMF Mortgage Trust Series 2017-KF40, Class B, 8.16%, 11/25/2027 (e) (h)	236	222
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (e)	294	231
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (e)	235	204
Total Commercial Mortgage-Backed Securities (Cost $4,074)		3,875
Collateralized Mortgage Obligations — 0.7%
Banc of America Alternative Loan Trust Series 2006-5, Class 3A1, 6.00%, 6/25/2046	—	—
CHL Mortgage Pass-Through Trust Series 2006-21, Class A14, 6.00%, 2/25/2037	—	—
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	281	258
Series 2017-4, Class MT, 3.50%, 6/25/2057	345	318
Series 2022-1, Class MTU, 3.25%, 11/25/2061	335	300
FHLMC, REMIC
Series 3989, Class JW, 3.50%, 1/15/2042	555	532
Series 5190, Class EC, 2.00%, 12/25/2051	594	531
Series 5190, Class PH, 2.50%, 2/25/2052	572	525
FNMA, REMIC Series 2015-34, Class AZ, 2.25%, 6/25/2045	864	730
GSR Mortgage Loan Trust Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	1	1
MASTR Alternative Loan Trust Series 2005-6, Class 1A2, 5.50%, 12/25/2035	—	—
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1	1
Total Collateralized Mortgage Obligations (Cost $3,254)		3,196
Foreign Government Securities — 0.1%
Republic of Colombia 3.25%, 4/22/2032	250	201
United Mexican States 3.77%, 5/24/2061	400	261
Total Foreign Government Securities (Cost $563)		462

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 0.0% ‡ (f) (j) ^
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.92%, 6/30/2026	3	3
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026	86	70
Moran Foods LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026	55	29
Total Loan Assignments (Cost $128)		102
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	1	14
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $—)	—	—
	SHARES (000)
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (c) (k) (Cost $9,545)	9,542	9,547
Total Investments — 99.7% (Cost $383,872)		484,766
Other Assets Less Liabilities — 0.3%		1,448
NET ASSETS — 100.0%		486,214

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PT	Limited liability company

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Value is zero.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2024.
(g)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at September 30, 2024 is $199 or 0.04% of the Fund’s net
assets as of September 30, 2024.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2024.

(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2024.

(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	The rate shown is the current yield as of September 30, 2024.

PORTFOLIO COMPOSITION BY COUNTRY AS OF September 30, 2024	PERCENT OF TOTAL INVESTMENTS
United States	79.1%
France	3.6
United Kingdom	2.8
Japan	2.1
Netherlands	1.2
Germany	1.2
Taiwan	1.0
Others (each less than 1.0%)	7.0
Short-Term Investments	2.0
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	371	12/06/2024	EUR	50,165	617
TOPIX Index	78	12/12/2024	JPY	14,417	510
Australia 10 Year Bond	196	12/16/2024	AUD	15,772	(56)
U.S. Treasury 10 Year Note	370	12/19/2024	USD	42,313	(47)
DJ US Real Estate Index	121	12/20/2024	USD	4,765	(27)
MSCI EAFE E-Mini Index	56	12/20/2024	USD	6,969	137
S&P 500 E-Mini Index	92	12/20/2024	USD	26,751	574
S&P 500 E-Mini Service Index	63	12/20/2024	USD	7,525	273
XAF Financial Index	55	12/20/2024	USD	7,751	61
XAK Technology Index	33	12/20/2024	USD	7,593	225
XAU Utilities Index	92	12/20/2024	USD	7,573	202
U.S. Treasury 2 Year Note	136	12/31/2024	USD	28,326	114
					2,583
Short Contracts
Euro-Bund	(310)	12/06/2024	EUR	(46,551)	(232)
Japan 10 Year Bond	(17)	12/13/2024	JPY	(17,096)	51
U.S. Treasury Long Bond	(40)	12/19/2024	USD	(4,973)	(9)
U.S. Treasury Ultra Bond	(5)	12/19/2024	USD	(666)	— (a)
MSCI Emerging Markets E-Mini Index	(72)	12/20/2024	USD	(4,221)	(269)
Russell 2000 E-Mini Index	(87)	12/20/2024	USD	(9,785)	(188)
XAB Materials Index	(49)	12/20/2024	USD	(5,059)	(205)
XAP Consumer Staples Index	(60)	12/20/2024	USD	(5,080)	49
					(803)
					1,780

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of September 30, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	2,620	GBP	1,335	Citibank, NA	10/22/2024	27
AUD	8,011	JPY	771,751	Citibank, NA	10/22/2024	155
AUD	2,651	USD	1,821	BNP Paribas	10/22/2024	12
AUD	2,659	USD	1,771	Citibank, NA	10/22/2024	68
AUD	2,616	USD	1,754	Goldman Sachs International	10/22/2024	55
BRL	15,015	USD	2,676	HSBC Bank, NA**	10/22/2024	73
CAD	2,445	JPY	257,557	Goldman Sachs International	10/22/2024	12
CAD	2,458	USD	1,815	BNP Paribas	10/22/2024	3
CAD	1,190	USD	877	Goldman Sachs International	10/22/2024	4
CAD	4,813	USD	3,546	Morgan Stanley	10/22/2024	14
CHF	1,539	EUR	1,633	Citibank, NA	10/22/2024	3
CHF	765	GBP	676	Citibank, NA	10/22/2024	2
CHF	2,253	USD	2,662	Citibank, NA	10/22/2024	7
CLP	786,300	USD	851	Citibank, NA**	10/22/2024	23
COP	7,526,475	USD	1,767	Goldman Sachs International**	10/22/2024	18
EUR	845	CAD	1,270	Citibank, NA	10/22/2024	2
EUR	4,870	USD	5,406	Citibank, NA	10/22/2024	20
GBP	1,367	EUR	1,638	BNP Paribas	10/22/2024	3
IDR	27,708,282	USD	1,817	Citigroup Global Markets Holdings, Inc.**	10/22/2024	6
INR	379,764	USD	4,519	Goldman Sachs International**	10/22/2024	9
JPY	281,483	CAD	2,632	Citibank, NA	10/22/2024	17
JPY	703,619	CHF	4,145	Citibank, NA	10/22/2024	1
JPY	523,368	USD	3,640	Citibank, NA	10/22/2024	12
KRW	4,815,050	USD	3,631	Goldman Sachs International**	10/22/2024	23
NOK	100,843	USD	9,445	Barclays Bank plc	10/22/2024	113
NZD	2,885	EUR	1,628	BNP Paribas	10/22/2024	19
NZD	4,081	JPY	352,842	Goldman Sachs International	10/22/2024	131
NZD	2,887	USD	1,823	BNP Paribas	10/22/2024	11
RON	3,636	USD	811	Barclays Bank plc	10/22/2024	2
SEK	18,500	EUR	1,618	Citibank, NA	10/22/2024	21
SEK	73,201	USD	7,156	Barclays Bank plc	10/22/2024	60
SEK	9,166	USD	896	Morgan Stanley	10/22/2024	8
SGD	4,860	USD	3,747	State Street Corp.	10/22/2024	38
THB	60,950	USD	1,834	Goldman Sachs International	10/22/2024	63
TRY	30,164	USD	856	Barclays Bank plc	10/22/2024	7
TRY	22,265	USD	631	BNP Paribas	10/22/2024	6
TWD	172,775	USD	5,435	Citibank, NA**	10/22/2024	30
USD	1,818	CAD	2,447	BNP Paribas	10/22/2024	8
USD	1,587	CAD	2,136	Citibank, NA	10/22/2024	7
USD	1,710	COP	7,160,766	Citibank, NA**	10/22/2024	12
USD	1,813	EUR	1,624	Goldman Sachs International	10/22/2024	3
USD	926	EUR	828	HSBC Bank, NA	10/22/2024	4
USD	1,785	HUF	636,666	Citibank, NA	10/22/2024	2
USD	1,836	INR	153,795	Citigroup Global Markets Holdings, Inc.**	10/22/2024	3
USD	3,594	JPY	511,331	Citibank, NA	10/22/2024	26
USD	296	JPY	41,157	Morgan Stanley	10/22/2024	8
USD	1,850	KRW	2,429,529	Citigroup Global Markets Holdings, Inc.**	10/22/2024	6
USD	894	PHP	50,087	Citigroup Global Markets Holdings, Inc.**	10/22/2024	2
USD	3,644	PHP	204,119	HSBC Bank, NA**	10/22/2024	10
USD	900	SEK	9,105	HSBC Bank, NA	10/22/2024	3
USD	856	ZAR	14,734	HSBC Bank, NA	10/22/2024	4
AUD	2,714	USD	1,794	State Street Corp.	10/29/2024	83
CAD	4,216	USD	3,066	TD Bank Financial Group	10/29/2024	53
CHF	154	USD	183	Barclays Bank plc	10/29/2024	— (a)
CHF	273	USD	323	HSBC Bank, NA	10/29/2024	— (a)
CHF	121	USD	143	Morgan Stanley	10/29/2024	1
DKK	150	USD	22	HSBC Bank, NA	10/29/2024	1
DKK	1,560	USD	228	Morgan Stanley	10/29/2024	5

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
DKK	284	USD	41	State Street Corp.	10/29/2024	1
EUR	45	USD	49	BNP Paribas	10/29/2024	1
EUR	210	USD	233	HSBC Bank, NA	10/29/2024	2
EUR	78	USD	85	Morgan Stanley	10/29/2024	1
EUR	49	USD	53	State Street Corp.	10/29/2024	1
GBP	60	USD	78	Barclays Bank plc	10/29/2024	1
GBP	92	USD	120	Citibank, NA	10/29/2024	3
GBP	249	USD	322	HSBC Bank, NA	10/29/2024	9
GBP	12	USD	16	Morgan Stanley	10/29/2024	— (a)
HKD	141	USD	18	Barclays Bank plc	10/29/2024	— (a)
HKD	175	USD	22	Morgan Stanley	10/29/2024	— (a)
JPY	584,395	USD	3,830	BNP Paribas	10/29/2024	253
JPY	80,758	USD	552	Goldman Sachs International	10/29/2024	13
JPY	33,494	USD	227	HSBC Bank, NA	10/29/2024	7
JPY	26,289	USD	182	Morgan Stanley	10/29/2024	2
NOK	1,513	USD	137	HSBC Bank, NA	10/29/2024	6
SEK	8,120	USD	754	State Street Corp.	10/29/2024	46
SGD	145	USD	109	BNP Paribas	10/29/2024	3
SGD	120	USD	91	HSBC Bank, NA	10/29/2024	3
SGD	223	USD	169	Morgan Stanley	10/29/2024	5
SGD	79	USD	60	State Street Corp.	10/29/2024	2
USD	109	CHF	91	Morgan Stanley	10/29/2024	— (a)
USD	175	DKK	1,168	Morgan Stanley	10/29/2024	1
USD	132	EUR	117	Barclays Bank plc	10/29/2024	— (a)
USD	23	EUR	21	Citibank, NA	10/29/2024	— (a)
USD	338	EUR	302	HSBC Bank, NA	10/29/2024	1
USD	1,107	EUR	988	Morgan Stanley	10/29/2024	1
USD	17	EUR	15	Standard Chartered Bank	10/29/2024	— (a)
USD	261	EUR	234	State Street Corp.	10/29/2024	— (a)
USD	62	GBP	46	Citibank, NA	10/29/2024	— (a)
USD	65	JPY	9,234	Barclays Bank plc	10/29/2024	— (a)
USD	146	JPY	20,897	Citibank, NA	10/29/2024	— (a)
USD	798	JPY	113,996	HSBC Bank, NA	10/29/2024	2
TRY	35,356	USD	825	Barclays Bank plc	1/22/2025	93
Total unrealized appreciation						1,776
CAD	6,554	EUR	4,360	Citibank, NA	10/22/2024	(10)
CAD	2,466	EUR	1,639	Standard Chartered Bank	10/22/2024	(2)
CAD	2,392	GBP	1,330	Citibank, NA	10/22/2024	(8)
CAD	1,309	GBP	735	Goldman Sachs International	10/22/2024	(14)
CAD	2,401	SEK	18,197	Morgan Stanley	10/22/2024	(17)
CHF	1,493	AUD	2,643	Citibank, NA	10/22/2024	(60)
CZK	41,889	USD	1,850	Barclays Bank plc	10/22/2024	— (a)
CZK	40,696	USD	1,809	HSBC Bank, NA	10/22/2024	(12)
EUR	1,635	CHF	1,545	Citibank, NA	10/22/2024	(8)
EUR	804	HUF	320,034	Barclays Bank plc	10/22/2024	— (a)
EUR	1,626	SEK	18,402	Citibank, NA	10/22/2024	(2)
EUR	1,624	USD	1,811	BNP Paribas	10/22/2024	(2)
GBP	1,360	USD	1,819	Citibank, NA	10/22/2024	— (a)
HUF	313,045	USD	881	HSBC Bank, NA	10/22/2024	(5)
IDR	13,876,093	USD	918	Citigroup Global Markets Holdings, Inc.**	10/22/2024	(5)
IDR	13,735,942	USD	905	Goldman Sachs International**	10/22/2024	(2)
INR	150,646	USD	1,800	Citigroup Global Markets Holdings, Inc.**	10/22/2024	(3)
JPY	258,270	AUD	2,654	HSBC Bank, NA	10/22/2024	(33)
JPY	251,052	CAD	2,401	Citibank, NA	10/22/2024	(24)
JPY	250,535	USD	1,771	Citibank, NA	10/22/2024	(23)
JPY	692,803	USD	4,948	Merrill Lynch International	10/22/2024	(113)
JPY	1,158,464	USD	8,248	Morgan Stanley	10/22/2024	(164)
MXN	17,726	USD	901	HSBC Bank, NA	10/22/2024	(3)
PHP	102,408	USD	1,831	Goldman Sachs International**	10/22/2024	(7)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
PLN	3,479	USD	909	HSBC Bank, NA	10/22/2024	(6)
SEK	18,282	CHF	1,521	Citibank, NA	10/22/2024	— (a)
USD	5,371	AUD	7,933	BNP Paribas	10/22/2024	(115)
USD	3,588	AUD	5,322	Citibank, NA	10/22/2024	(92)
USD	864	BRL	4,853	Citibank, NA**	10/22/2024	(25)
USD	11,999	CHF	10,138	Barclays Bank plc	10/22/2024	(8)
USD	9,943	CHF	8,402	Citibank, NA	10/22/2024	(11)
USD	1,823	CHF	1,542	Goldman Sachs International	10/22/2024	(3)
USD	2,673	CLP	2,475,260	Goldman Sachs International**	10/22/2024	(80)
USD	990	COP	4,183,829	Goldman Sachs International**	10/22/2024	(2)
USD	4,552	CZK	103,060	Citibank, NA	10/22/2024	(1)
USD	14,505	EUR	13,058	Barclays Bank plc	10/22/2024	(43)
USD	3,583	GBP	2,727	State Street Corp.	10/22/2024	(62)
USD	1,819	JPY	263,768	Citibank, NA	10/22/2024	(21)
USD	1,761	NZD	2,879	Citibank, NA	10/22/2024	(68)
USD	853	NZD	1,362	HSBC Bank, NA	10/22/2024	(12)
USD	9,752	NZD	15,776	State Street Corp.	10/22/2024	(271)
USD	899	PLN	3,479	Goldman Sachs International	10/22/2024	(4)
USD	896	RON	4,020	Goldman Sachs International	10/22/2024	(3)
USD	918	SEK	9,399	Goldman Sachs International	10/22/2024	(8)
USD	1,799	SGD	2,322	Goldman Sachs International	10/22/2024	(10)
USD	1,839	THB	60,950	HSBC Bank, NA	10/22/2024	(58)
USD	3,565	ZAR	63,492	Merrill Lynch International	10/22/2024	(104)
CHF	137	USD	163	Morgan Stanley	10/29/2024	(1)
GBP	377	USD	504	BNP Paribas	10/29/2024	(1)
GBP	517	USD	693	Citibank, NA	10/29/2024	(2)
JPY	10,685	USD	75	Barclays Bank plc	10/29/2024	— (a)
JPY	50,623	USD	356	HSBC Bank, NA	10/29/2024	(2)
JPY	105,284	USD	741	Morgan Stanley	10/29/2024	(7)
USD	1,079	CHF	950	BNP Paribas	10/29/2024	(46)
USD	224	CHF	189	State Street Corp.	10/29/2024	(1)
USD	107	DKK	713	Morgan Stanley	10/29/2024	— (a)
USD	619	DKK	4,242	State Street Corp.	10/29/2024	(15)
USD	23	EUR	21	BNP Paribas	10/29/2024	— (a)
USD	705	EUR	634	HSBC Bank, NA	10/29/2024	(2)
USD	2,194	EUR	1,978	Morgan Stanley	10/29/2024	(11)
USD	400	EUR	361	Royal Bank of Canada	10/29/2024	(2)
USD	1	EUR	1	Standard Chartered Bank	10/29/2024	— (a)
USD	240	GBP	180	Barclays Bank plc	10/29/2024	(2)
USD	1,818	GBP	1,408	BNP Paribas	10/29/2024	(65)
USD	7	GBP	5	Citibank, NA	10/29/2024	— (a)
USD	119	GBP	91	Morgan Stanley	10/29/2024	(2)
USD	33	GBP	26	Royal Bank of Canada	10/29/2024	(2)
USD	172	HKD	1,337	HSBC Bank, NA	10/29/2024	— (a)
USD	791	HKD	6,160	TD Bank Financial Group	10/29/2024	(2)
USD	132	JPY	19,250	Goldman Sachs International	10/29/2024	(3)
USD	592	JPY	85,195	Morgan Stanley	10/29/2024	(2)
USD	554	JPY	83,954	Royal Bank of Canada	10/29/2024	(33)
USD	6	SGD	8	Barclays Bank plc	10/29/2024	— (a)
USD	335	SGD	447	Morgan Stanley	10/29/2024	(13)
USD	85	SGD	112	State Street Corp.	10/29/2024	(3)
USD	652	TRY	27,000	Goldman Sachs International	1/22/2025	(49)
Total unrealized depreciation						(1,790)
Net unrealized depreciation						(14)

Abbreviations
AUD	Australian Dollar

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$11,689	$124	$11,813
Collateralized Mortgage Obligations	—	3,196	—	3,196
Commercial Mortgage-Backed Securities	—	3,875	—	3,875
Common Stocks
Aerospace & Defense	1,613	3,955	—	5,568
Air Freight & Logistics	371	—	—	371
Automobile Components	32	973	—	1,005
Automobiles	1,743	618	—	2,361
Banks	8,341	6,776	1	15,118
Beverages	1,646	4,385	—	6,031
Biotechnology	5,523	—	—	5,523
Broadline Retail	9,785	161	13	9,959
Building Products	2,337	102	—	2,439
Capital Markets	4,818	5,523	—	10,341
Chemicals	1,161	4,775	—	5,936
Commercial Services & Supplies	984	237	—	1,221
Communications Equipment	287	—	—	287
Construction & Engineering	810	2,483	—	3,293
Construction Materials	1,124	107	—	1,231
Consumer Finance	1,353	—	—	1,353
Consumer Staples Distribution & Retail	2,219	357	—	2,576
Containers & Packaging	729	—	—	729
Distributors	133	—	—	133
Diversified Consumer Services	180	—	—	180
Diversified REITs	—	194	—	194
Diversified Telecommunication Services	113	1,468	—	1,581
Electric Utilities	5,764	1,262	—	7,026
Electrical Equipment	1,542	1,873	—	3,415
Electronic Equipment, Instruments & Components	848	527	—	1,375
Energy Equipment & Services	2,217	191	—	2,408
Entertainment	587	183	—	770
Financial Services	8,880	139	—	9,019
Food Products	1,647	3,367	—	5,014
Ground Transportation	3,975	—	—	3,975
Health Care Equipment & Supplies	3,199	1,253	—	4,452
Health Care Providers & Services	6,847	—	— (a)	6,847
Health Care REITs	901	—	—	901
Health Care Technology	80	—	—	80
Hotel & Resort REITs	314	—	—	314
Hotels, Restaurants & Leisure	7,807	730	—	8,537
Household Durables	415	1,527	—	1,942
Household Products	222	—	—	222

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial Conglomerates	$1,399	$912	$—	$2,311
Industrial REITs	1,355	—	—	1,355
Insurance	4,178	4,698	—	8,876
Interactive Media & Services	10,336	2,697	—	13,033
IT Services	286	95	—	381
Leisure Products	295	—	—	295
Life Sciences Tools & Services	584	—	—	584
Machinery	4,505	1,934	—	6,439
Media	466	169	—	635
Metals & Mining	—	1,260	2	1,262
Multi-Utilities	1,615	1,281	—	2,896
Oil, Gas & Consumable Fuels	5,285	3,449	1	8,735
Personal Care Products	213	—	—	213
Pharmaceuticals	4,523	4,514	—	9,037
Professional Services	790	2,573	—	3,363
Real Estate Management & Development	343	670	—	1,013
Residential REITs	335	—	—	335
Retail REITs	563	—	—	563
Semiconductors & Semiconductor Equipment	22,186	5,575	—	27,761
Software	18,582	1,058	—	19,640
Specialized REITs	1,874	—	—	1,874
Specialty Retail	6,492	1,516	—	8,008
Technology Hardware, Storage & Peripherals	9,268	1,447	—	10,715
Textiles, Apparel & Luxury Goods	179	4,509	—	4,688
Tobacco	189	—	—	189
Trading Companies & Distributors	461	490	—	951
Wireless Telecommunication Services	97	—	—	97
Total Common Stocks	186,946	82,013	17	268,976
Corporate Bonds	—	28,426	—	28,426
Exchange-Traded Funds	53,918	—	—	53,918
Foreign Government Securities	—	462	—	462
Investment Companies	48,604	—	—	48,604
Loan Assignments	—	—	102	102
Mortgage-Backed Securities	—	20,915	—	20,915
Rights
Health Care Equipment & Supplies	—	—	— (b)	— (b)
U.S. Treasury Obligations	—	34,918	—	34,918
Warrants	—	—	14	14
Short-Term Investments
Investment Companies	9,547	—	—	9,547
Total Investments in Securities	$299,015	$185,494	$257	$484,766
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,776	$—	$1,776
Futures Contracts	2,813	—	—	2,813
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,790)	—	(1,790)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Futures Contracts	$(977)	$(56)	$—	$(1,033)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,836	$(70)	$—	$1,766

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Japan ETF (a)	$5,141	$—	$—	$—	$260	$5,401	91	$—	$—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	22,453	24,651	—	—	1,413	48,517	1,025	723	—
JPMorgan Core Bond Fund Class R6 Shares (a)	13,989	145	—	—	597	14,731	1,398	146	—
JPMorgan Income Fund Class R6 Shares (a)	—	23,656	—	—	361	24,017	2,796	241	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	9,023	43	—	—	790	9,856	453	42	—
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	15,244	27,704	33,406	3	2	9,547	9,542	150	—
Total	$65,850	$76,199	$33,406	$3	$3,423	$112,069		$1,302	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
C. Derivatives— The Fund used derivative instruments including futures contracts and forward foreign currency contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.